Business Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2025
Business Segments and Related Information [Abstract]
Segment Results of Operations	The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.

	2025
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,400	11,541	9,665	3,077	(249)	31,434
Provision for credit losses	194	827	578	(2)	108	1,707
Noninterest expenses
Compensation and benefits	1,632	2,894	2,795	952	3,541	11,813
General and administrative expenses	2,971	3,782	3,958	871	(2,721)	8,860
Impairment of goodwill and other intangible assets	—	—	—	—	—	—
Restructuring activities	—	—	(15)	—	—	(15)
Total noninterest expenses	4,603	6,675	6,738	1,823	819	20,658
Noncontrolling interests	—	16	—	272	(289)	—
Profit (loss) before tax	2,603	4,022	2,348	983	(887)	9,069

Assets (in € bn)[2]	323	736	316	11	54	1,440
Loans (gross of allowance for loan losses, in € bn)	120	115	247	—	3	484
Additions to non-current assets	14	6	65	20	1,938	2,042
Deposits (in € bn)	329	28	329	—	8	695
Average allocated shareholders' equity	12,199	23,967	14,763	5,218[3]	12,396	68,543

Risk-weighted assets (in € bn)	72	136	92	16	31	347
of which: operational risk RWA (in € bn)[4]	11	18	15	5	14	63
Leverage exposure (in € bn)	358	602	326	10	32	1,327
Employees (full-time equivalent)	27,320	20,592	35,443	5,425	1,099	89,879

Post-tax return on average shareholders’ equity[5,6]	14.1%	10.8%	10.1%	12.9%	N/M	8.5%
Post-tax return on average tangible shareholders’ equity[5,6]	15.3%	11.2%	10.5%	29.1%	N/M	9.4%
Cost/income ratio[7]	62.2%	57.8%	69.7%	59.3%	N/M	65.7%

[1] includes:
Net interest income	4,567	4,681	6,169	24	231	15,673
Net income (loss) from equity method investments	4	(69)	4	52	3	(6)
[2] includes:
Equity method investments	101	264	102	453	5	924
N/M – Not meaningful
[3] Starting from the fourth quarter 2025, the equity allocation framework for Asset Management has been updated. For more information, please refer to section “Note 04 -
Business segments and related information” of this report
[4] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[5] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[6] Post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflect the reported effective tax rate for the Group, which was 25% for the year ended December 31, 2025; for post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the
Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2025; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income

	2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,506	10,557	9,386	2,649	1,406	31,504
Provision for credit losses	347	549	851	(1)	83	1,830
Noninterest expenses
Compensation and benefits	1,611	2,690	2,938	919	3,574	11,731
General and administrative expenses	3,448	3,970	4,395	904	(1,474)	11,243
Impairment of goodwill and other intangible assets	—	—	—	—	—	—
Restructuring activities	(1)	—	(3)	—	—	(3)
Total noninterest expenses	5,058	6,660	7,331	1,823	2,100	22,971
Noncontrolling interests	—	5	—	194	(199)	—
Profit (loss) before tax	2,101	3,344	1,204	632	(577)	6,703

Assets (in € bn)[2]	280	756	324	11	21	1,391
Loans (gross of allowance for loan losses, in € bn)	117	110	257	—	5	490
Additions to non-current assets	12	3	160	30	1,886	2,091
Deposits (in € bn)	313	22	320	—	13	668
Average allocated shareholders' equity	11,681	23,631	13,995	5,329	11,717	66,353

Risk-weighted assets (in € bn)	78	130	97	18	34	357
of which: operational risk RWA (in € bn)[3]	11	15	14	5	13	58
Leverage exposure (in € bn)	339	593	336	10	38	1,316
Employees (full-time equivalent)	26,280	20,065	37,059	5,166	1,183	89,753

Post-tax return on average shareholders’ equity[4,5]	11.9%	9.1%	5.1%	8.0%	N/M	5.5%
Post-tax return on average tangible shareholders’ equity[4,5]	12.7%	9.4%	5.1%	18.0%	N/M	6.2%
Cost/income ratio[6]	67.4%	63.1%	78.1%	68.8%	N/M	72.9%

[1] includes:
Net interest income	4,987	3,372	5,786	25	991	15,161
Net income (loss) from equity method investments	(1)	(46)	21	36	2	12
[2] includes:
Equity method investments	90	379	102	451	6	1,028
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3]Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[4]Starting from the first quarter of 2024, the equity allocation framework has been updated. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[5]The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 33% for the year ended December 31, 2024; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were
28% for the year ended December 31, 2024; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income

	2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,718	9,160	9,571	2,383	2,324	31,155
Provision for credit losses	266	431	783	(1)	26	1,505
Noninterest expenses
Compensation and benefits	1,539	2,534	2,808	891	3,358	11,131
General and administrative expenses	3,088	4,082	4,718	934	(2,710)	10,112
Impairment of goodwill and other intangible assets	—	233	—	—	—	233
Restructuring activities	(4)	(3)	228	—	(1)	220
Total noninterest expenses	4,623	6,846	7,755	1,825	647	21,695
Noncontrolling interests	—	3	—	163	(166)	—
Profit (loss) before tax	2,828	1,880	1,032	396	1,817	7,955

Assets (in € bn)[2]	264	658	331	10	54	1,317
Loans (gross of allowance for loan losses, in € bn)	117	101	261	—	6	485
Additions to non-current assets	13	89	90	73	1,853	2,118
Deposits (in € bn)	289	18	308	—	10	625
Average allocated shareholders' equity	11,280	22,953	13,681	5,103	10,132	63,149

Risk-weighted assets (in € bn)	69	140	86	15	40	350
of which: operational risk RWA (in € bn)[3]	6	22	8	3	19	57
Leverage exposure (in € bn)	307	546	339	10	39	1,240
Employees (full-time equivalent)	25,356	19,899	38,465	4,961	1,449	90,130

Post-tax return on average shareholders’ equity[4,5]	17.1%	4.9%	4.5%	5.2%	N/M	9.1%
Post-tax return on average tangible shareholders’ equity[4,5]	18.5%	5.1%	4.8%	12.2%	N/M	10.2%
Cost/income ratio[6]	59.9%	74.7%	81.0%	76.6%	N/M	69.6%

[1] includes:
Net interest income	5,241	2,887	6,156	(124)	1,963	16,122
Net income (loss) from equity method investments	(6)	(70)	(5)	42	2	(38)
[2] includes:
Equity method investments	91	413	84	420	5	1,013
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3]Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[4]Starting from the first quarter of 2024, the equity allocation framework has been updated. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[5]The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 19% for the year ended December 31, 2023; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were
28% for the year ended December 31, 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income

Segment Results of Operations, Corporate Bank	Corporate Bank

				2025 increase (decrease) from 2024		2024 increase (decrease) from 2023
in € m. (unless stated otherwise)	2025	2024	2023	in € m.	in %	in € m.	in %
Net revenues
Corporate Treasury Services[1]	4,220	4,197	4,381	23	1	(184)	(4)
Institutional Client Services	1,917	1,956	1,895	(39)	(2)	62	3
Business Banking[1]	1,263	1,352	1,442	(90)	(7)	(90)	(6)
Total net revenues	7,400	7,506	7,718	(106)	(1)	(212)	(3)
Of which:
Net interest income[2]	4,567	4,987	5,241	(419)	(8)	(254)	(5)
Net commission and fee income[2]	2,704	2,577	2,460	127	5	118	5
Remaining income[2]	129	(58)	18	186	N/M	(75)	N/M
Provision for credit losses	194	347	266	(153)	(44)	81	30
Noninterest expenses
Compensation and benefits	1,632	1,611	1,539	21	1	72	5
General and administrative expenses	2,971	3,448	3,088	(477)	(14)	359	12
Impairment of goodwill and other intangible assets	—	—	—	—	N/M	—	N/M
Restructuring activities	—	(1)	(4)	1	N/M	4	N/M
Total noninterest expenses	4,603	5,058	4,623	(455)	(9)	435	9
Noncontrolling interests	—	—	—	—	N/M	—	N/M
Profit (loss) before tax	2,603	2,101	2,828	502	24	(728)	(26)

Employees (front office, full-time equivalent)[3]	8,420	7,959	7,670	461	6	289	4
Employees (business-aligned operations, full-time equivalent)[3]	8,181	8,171	8,017	10	0	154	2
Employees (allocated central infrastructure, full-time equivalent)[3]	10,719	10,150	9,669	569	6	481	5
Total employees (full-time equivalent)[3]	27,320	26,280	25,356	1,040	4	924	4
Total assets (in € bn)[3,4]	323	280	264	44	16	16	6
Risk-weighted assets (in € bn)[3]	72	78	69	(6)	(8)	9	13
of which: operational risk RWA (in € bn)[3,5]	11	11	6	—	1	5	94
Leverage exposure (in € bn)[3]	358	339	307	18	5	33	11
Deposits (in € bn)[3]	329	313	289	17	5	23	8
Loans (gross of allowance for loan losses, in € bn)[3]	120	117	117	3	2	—	0
Cost/income ratio[6]	62.2%	67.4%	59.9%	(5.2)ppt	N/M	7.5ppt	N/M
Post-tax return on average shareholders' equity[7,8]	14.1%	11.9%	17.1%	2.2ppt	N/M	(5.2)ppt	N/M
Post-tax return on average tangible shareholders’ equity[7,8]	15.3%	12.7%	18.5%	2.6ppt	N/M	(5.8)ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1]Starting from the first quarter of 2025, certain smaller non-complex clients previously recorded under Corporate Treasury Services are reported under Business Banking.
The reclassification follows a review and realignment of client coverage to provide clients with the most effective coverage within the Corporate Bank. Prior year’s comparatives are presented in the current reporting structure
[2]Starting from the first quarter of 2025, the representation of revenue sharing between Corporate Bank and Investment Bank has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
3 As of year-end
[4]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[5]Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[8]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

Segment Results of Operations, Investment Bank	Investment Bank

				2025 increase (decrease) from 2024		2024 increase (decrease) from 2023
in € m. (unless stated otherwise)	2025	2024	2023	in € m.	in %	in € m.	in %
Net revenues
Fixed Income & Currencies (FIC)	9,610	8,518	7,897	1,092	13	621	8
Fixed Income & Currencies: Financing	3,561	3,183	2,909	377	12	275	9
Fixed Income & Currencies: Markets[1]	6,050	5,335	4,989	715	13	346	7
Investment Banking & Capital Markets[2]	1,861	1,990	1,238	(129)	(6)	752	61
Debt Origination	1,100	1,274	837	(174)	(14)	437	52
Equity Origination	225	186	102	39	21	83	82
Advisory	536	531	299	5	1	232	77
Research and Other[3]	70	49	24	20	41	25	102
Total net revenues[4]	11,541	10,557	9,160	984	9	1,398	15
Provision for credit losses	827	549	431	278	51	119	28
Noninterest expenses
Compensation and benefits	2,894	2,690	2,534	204	8	156	6
General and administrative expenses	3,782	3,970	4,082	(188)	(5)	(112)	(3)
Impairment of goodwill and other intangible assets	—	—	233	—	N/M	(233)	N/M
Restructuring activities	—	—	(3)	—	38	3	N/M
Total noninterest expenses	6,675	6,660	6,846	15	0	(186)	(3)
Noncontrolling interests	16	5	3	12	N/M	2	52
Profit (loss) before tax	4,022	3,344	1,880	679	20	1,463	78

Employees (front office, full-time equivalent)[5]	5,037	4,888	4,856	149	3	32	1
Employees (business-aligned operations, full-time equivalent)[5]	3,151	3,168	3,146	(17)	(1)	22	1
Employees (allocated central infrastructure, full- time equivalent)[5]	12,404	12,009	11,898	395	3	111	1
Total employees (full-time equivalent)[5]	20,592	20,065	19,899	527	3	166	1
Total assets (in € bn)[5,6]	736	756	658	(20)	(3)	98	15
Risk-weighted assets (in € bn)[5]	136	130	140	7	5	(10)	(7)
of which: operational risk RWA (in € bn)[5,7]	18	15	22	3	21	(7)	(32)
Leverage exposure (in € bn)[5]	602	593	546	10	2	46	8
Deposits (in € bn)[5]	28	22	18	6	26	4	23
Loans (gross of allowance for loan losses, in € bn)[5]	115	110	101	5	5	9	9
Cost/income ratio[8]	57.8%	63.1%	74.7%	(5.2)ppt	N/M	(11.7)ppt	N/M
Post-tax return on average shareholders’ equity[9,10]	10.8%	9.1%	4.9%	1.7ppt	N/M	4.2ppt	N/M
Post-tax return on average tangible shareholders’ equity[9,10]	11.2%	9.4%	5.1%	1.8ppt	N/M	4.3ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1]Starting from the fourth quarter of 2025, the additional sub-category “Fixed Income & Currencies: Ex Financing“ within Fixed Income & Currencies (FIC) was renamed to
“Fixed Income & Currencies: Markets“
[2] Starting from the fourth quarter of 2025, Deutsche Bank renamed “Origination & Advisory” within the Investment Bank to “Investment Banking & Capital Markets”
[3]Historically, certain bank funding charges that were allocated to the Investment Bank but not directly attributable to specific balance sheet positions were reported within “Research and Other”. Beginning the third quarter of 2025 these charges have been allocated to underlying businesses based on an agreed allocation key in order to support ongoing refinement of business level reporting. Prior year’s comparatives are aligned to presentation in the current year
[4]Starting from the first quarter of 2025, the representation of revenue sharing between Corporate Bank and Investment Bank has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
5As of year-end
[6]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[7] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[8]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[9] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[10]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

Segment Results of Operations, Private Bank	Private Bank

				2025 increase (decrease) from 2024		2024 increase (decrease) from 2023
in € m. (unless stated otherwise)	2025	2024	2023	in € m.	in %	in € m.	in %
Net revenues:
Personal Banking[1]	5,284	5,253	5,442	31	1	(190)	(3)
Wealth Management[1,2]	4,381	4,133	4,128	248	6	5	0
Total net revenues	9,665	9,386	9,571	279	3	(185)	(2)
of which:
Net interest income	6,169	5,786	6,156	383	7	(370)	(6)
Net commission and fee income	2,999	2,956	2,852	43	1	104	4
Remaining income	497	643	563	(146)	(23)	80	14
Provision for credit losses	578	851	783	(273)	(32)	68	9
Noninterest expenses:
Compensation and benefits	2,795	2,938	2,808	(143)	(5)	130	5
General and administrative expenses	3,958	4,395	4,718	(438)	(10)	(323)	(7)
Impairment of goodwill and other intangible assets	—	—	—	—	N/M	—	N/M
Restructuring activities	(15)	(3)	228	(12)	N/M	(231)	N/M
Total noninterest expenses	6,738	7,331	7,755	(593)	(8)	(424)	(5)
Noncontrolling interests	—	—	—	—	45	—	(45)
Profit (loss) before tax	2,348	1,204	1,032	1,144	95	172	17

Employees (front office, full-time equivalent)[3]	15,840	17,053	18,483	(1,213)	(7)	(1,430)	(8)
Employees (business-aligned operations, full-time equivalent)[3]	7,497	7,842	7,780	(345)	(4)	62	1
Employees (allocated central infrastructure, full- time equivalent)[3]	12,106	12,164	12,202	(58)	N/M	(38)	0
Total employees (full-time equivalent)[3]	35,443	37,059	38,465	(1,616)	(4)	(1,406)	(4)
Total assets (in € bn)[3,4]	316	324	331	(8)	(2)	(7)	(2)
Risk-weighted assets (in € bn)[3]	92	97	86	(5)	(5)	11	13
of which: operational risk RWA (in € bn)[3,5]	15	14	8	—	2	7	89
Leverage exposure (in € bn)[3]	326	336	339	(10)	(3)	(2)	(1)
Deposits (in € bn)[2]	329	320	308	9	3	13	4
Loans (gross of allowance for loan losses, in € bn)[3]	247	257	261	(11)	(4)	(4)	(1)
Assets under Management (in € bn)[3,6]	685	634	579	51	8	55	9
Net flows (in € bn)	27	29	23	(2)	(7)	6	26
Cost/income ratio[7]	69.7%	78.1%	81.0%	(8.4)ppt	N/M	(2.9)ppt	N/M
Post-tax return on average shareholders' equity[8,9]	10.1%	5.1%	4.5%	5.1ppt	N/M	0.5ppt	N/M
Post-tax return on average tangible shareholders’ equity[8,9]	10.5%	5.1%	4.8%	5.4ppt	N/M	0.3ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] Starting from the first quarter of 2025, a portion of certain European Personal Banking clients have been transferred to the Wealth Management segment. This change reflects adjustments in the Private Bank client's classification to better align financial reporting with the underlying business structure. Prior year’s comparatives are presented in the current reporting structure
[2]Starting from the fourth quarter of 2025, the Private Bank renamed “Wealth Management & Private Banking” to “Wealth Management”
3As of year-end
[4]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[5]Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[6]Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In
Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management (excl. Business Banking), it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. In instances in which the Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset
Management (DWS) because they are two distinct, independent qualifying services
[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[9]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

Segment Results of Operations, Asset Management	Asset Management

				2025 increase (decrease) from 2024		2024 increase (decrease) from 2023
in € m. (unless stated otherwise)	2025	2024	2023	in € m.	in %	in € m.	in %
Net revenues
Management fees	2,597	2,479	2,314	119	5	164	7
Performance and transaction fees	318	148	128	170	115	20	16
Other	162	23	(59)	139	N/M	82	N/M
Total net revenues	3,077	2,649	2,383	427	16	267	11
Provision for credit losses	(2)	(1)	(1)	(1)	172	—	(23)
Noninterest expenses
Compensation and benefits	952	919	891	33	4	28	3
General and administrative expenses	871	904	934	(34)	(4)	(29)	(3)
Impairment of goodwill and other intangible assets	—	—	—	—	N/M	—	N/M
Restructuring activities	—	—	—	—	N/M	—	N/M
Total noninterest expenses	1,823	1,823	1,825	—	0	(1)	0
Noncontrolling interests	272	194	163	78	40	32	20
Profit (loss) before tax	983	632	396	350	55	236	60

Employees (front office, full-time equivalent)[1]	2,103	2,065	2,044	38	2	21	1
Employees (business-aligned operations, full-time equivalent)[1]	2,732	2,510	2,343	222	9	167	7
Employees (allocated central infrastructure, full- time equivalent)[1]	590	591	574	(1)	0	17	3
Total employees (full-time equivalent)[1]	5,425	5,166	4,961	259	5	205	4
Total assets (in € bn)[1,2]	11	11	10	—	2	—	2
Risk-weighted assets (in € bn)[1]	16	18	15	(3)	(16)	3	22
of which: operational risk RWA (in € bn)[1,3]	5	5	3	1	13	1	35
Leverage exposure (in € bn)[1]	10	10	10	—	1	—	4
Assets under Management (in € bn)[1,4]	1,085	1,012	896	73	7	115	13
Net flows (in € bn)	51	26	28	25	98	(3)	(9)
Cost/income ratio[5]	59.26%	68.81%	76.57%	(9.6)ppt	N/M	(7.8)ppt	N/M
Post-tax return on average shareholders' equity[6,7]	12.93%	8.03%	5.16%	4.9ppt	N/M	2.9ppt	N/M
Post-tax return on average tangible shareholders’ equity[6,7]	29.1%[8]	18.0%	12.2%	11.0ppt	N/M	5.8ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
1As of year-end
[2]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]Starting from the first quarter of 2024 the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[4]Assets under Management (AuM) means assets (i) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (ii) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represent both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[5]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[7]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[8] Starting from the fourth quarter 2025 the equity allocation framework for Asset Management has been updated. For more information, please refer to section “Note 04 -
Business segments and related information” of this report

Segment Results of Operations, Corporate & Other	Corporate & Other

				2025 increase (decrease) from 2024		2024 increase (decrease) from 2023
in € m. (unless stated otherwise)	2025	2024	2023	in € m.	in %	in € m.	in %
Net revenues	(249)	1,406	2,324	(1,654)	N/M	(918)	(40)
Provision for credit losses	108	83	26	26	31	57	N/M
Noninterest expenses
Compensation and benefits	3,541	3,574	3,358	(33)	(1)	216	6
General and administrative expenses	(2,721)	(1,474)	(2,710)	(1,247)	85	1,236	(46)
Impairment of goodwill and other intangible assets	—	—	—	—	N/M	—	N/M
Restructuring activities	—	—	(1)	—	N/M	1	N/M
Total noninterest expenses	819	2,100	647	(1,280)	(61)	1,453	N/M
Noncontrolling interests	(289)	(199)	(166)	(89)	45	(33)	20
Profit (loss) before tax	(887)	(577)	1,817	(310)	54	(2,394)	N/M

Total Employees (full-time equivalent)[1]	36,918	36,097	35,792	821	2	305	1
Risk-weighted assets (in € bn)[1]	31	34	40	(3)	(7)	(6)	(15)
Leverage exposure (in € bn)[1]	32	38	39	(6)	(16)	(1)	(3)
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
1As of year-end

Entity-Wide Disclosures by Geographic Area	The following table presents total net revenues (before provision for credit losses) by geographic area for the years ended December 31, 2025, 2024 and 2023 respectively. The information presented for Corporate Bank, Investment
Bank, Private Bank and Asset Management has been classified based primarily on the location of the Group’s office in which the revenues are recorded. The information for Corporate & Other is presented on a global level only, as management responsibility for Corporate & Other is held centrally.

in € m.	2025	2024	2023
Germany:
Corporate Bank	3,558	3,811	4,225
Investment Bank	720	641	573
Private Bank	6,511	6,388	6,567
Asset Management	1,438	1,286	1,211
Total Germany	12,226	12,127	12,576
UK:
Corporate Bank	211	193	192
Investment Bank	4,033	3,882	3,503
Private Bank	63	46	54
Asset Management	652	404	350
Total UK	4,959	4,525	4,099
Rest of Europe:
Corporate Bank	1,154	1,238	1,196
Investment Bank	392	477	330
Private Bank	2,051	1,953	1,981
Asset Management	329	308	274
Total Rest of Europe	3,926	3,975	3,782
Americas (primarily United States):
Corporate Bank	1,241	1,090	1,011
Investment Bank	4,423	3,869	3,041
Private Bank	478	475	462
Asset Management	549	562	432
Total Americas	6,691	5,996	4,945
Asia/Pacific, Middle East and Africa:
Corporate Bank	1,236	1,174	1,094
Investment Bank	1,973	1,688	1,713
Private Bank	563	524	506
Asset Management	109	90	115
Total Asia/Pacific, Middle East and Africa	3,881	3,476	3,428
Corporate & Other	(249)	1,406	2,324
Consolidated net revenues[1]	31,434	31,504	31,155
Prior year’s comparatives aligned to presentation in the current year
[1]Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations